Commitments (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2015	Jul. 31, 2014
KM Delaney & Assoc. [Member]
Administrative services	$ 47,626	$ 31,791	$ 198,858	$ 169,061